INCOME TAX AND SOCIAL CONTRIBUTION (Tables)	12 Months Ended
Dec. 31, 2023
Temporary difference unused tax losses and unused tax credits
Schedule of Income tax and social contribution

	12/31/2023	12/31/2022
Current assets
Current Income Tax	1,477,527	1,096,658
Current Social Contribution	693,814	391,246
Negative Balance IRPJ	680,745	192,149
Negative Balance CSLL	80,172	69,172
	2,932,258	1,749,225
Current liabilities
Current Income Tax	21,278	—
Current Social Contribution	8,397	—
	29,675	—

Schedule of deferred taxes

	12/31/2023	12/31/2022
Non-current asset
Income Tax	5,077,818	2,605,645
Social Contribution	1,647,269	935,517
	6,725,087	3,541,162

Non-current liability
Income Tax	3,931,590	4,282,233
Social Contribution	1,790,240	2,012,114
	5,721,830	6,294,347

Schedule of the subsidiary Eletronorte's realization of deferred assets derived from tax losses and negative basis of social contribution

2024	478,665
2025	(753,414)
2026	(624,421)
2027	(560,565)
After 2027	2,462,997
1,003,258

Schedule of Deferred Tax Assets on Unrecognized Temporary Differences

Deferred tax assets on unrecognized temporary differences	12/31/2023
Litigation provisions	6,817,900
Actuarial provisions	244,336
ECL	1,601,221
Exchange rate liabilities	127,256
Others	647,436
9,438,150

Schedule of reconciliation of expense with income tax and social contributions

	12/31/2023	12/31/2022	12/31/2021
Operating Profit Before Taxes	1,396,363	3,347,210	11,059,505

IRPJ and CSLL calculated at nominal rates	(474,763)	(1,138,051)	(3,760,232)

Effects of additions and exclusions:
Deferred taxes not recognized/written off	93,800	(2,885,746)	(9,336,783)
Exchange Rate Variation	48,822	40,131	(136,397)
Equity pickup method	515,523	805,724	722,018
Provisions	(710,044)	1,727,714	5,721,293
Financial revenue - Contract Asset	34,317	272,872	689,880
Revenue from Dividends/JCP	—	(314,694)	48,435
Constitution/Reversion of Tax Credits	2,343,448	(376,652)	(887,365)
Tax Incentives (a)	290,574	152,059	732,541
Donations	(3,046)	(20,617)	(17,830)
Renegotiation of hydrological risk	(36,735)	395,666	1,317,411
Other permanent additions and exclusions	896,602	645,981	(353,613)
Total (expense)/credit of IRPJ and CSLL	2,998,498	(695,613)	(5,260,642)

Schedule of Income tax and social contribution reported in other comprehensive income

	12/31/2023	12/31/2022	12/31/2021
Deferred income tax and social contribution on actuarial gains or losses	(37,223)	(15,068)	(359,964)
Deferred income tax and social contribution on remeasurement of the fair value of financial instruments through OCI	(70,213)	142,426	79,621
Income tax and social contribution recognized in other comprehensive results	(107,436)	127,358	(280,343)

CGT Eletrosul
Temporary difference unused tax losses and unused tax credits
Schedule of deferred taxes

	12/31/2023	12/31/2022

Deferred tax assets
Tax losses	6,052,988	3,646,840
Actuarial Liabiliites	743,519	840,125
Provision for Contingencies	2,157,555	2,128,232
Loss Credits	1,313,871	1,224,987
Provisions for non-operating losses	367,520	474,198
Estimated losses on investments	31,177	166,027
Concession agreements	743,636	447,521
Provision for Construction Cost	831,931	323,040
Impairment	1,149,637	737,282
Provisions for Voluntary Redundancy Program	125,642	169,059
Provision for onerous contracts	270,435	72,935
Others	988,895	785,662
Total Assets	14,776,806	11,015,908

Deferred Tax liabilities
Contractual asset	9,498,301	9,770,896
Concession agreements	1,346,608	1,167,038
Renegotiation of hydrological risk	580,402	873,629
Reversion of Construction Cost	540,812	472,999
FVOCI Financial Instruments	440,834	427,390
Accelerated depreciation	304,495	293,257
Others	1,062,096	763,884
Total Liabilities	13,773,548	13,769,093

Deferred Tax liabilities	(1,003,258)	2,753,185